Schedule of Remaining Weighted-average Lease Term and Weighted-average Discount Rate (Details)	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Leases
Weighted Average remaining lease term	1 year 9 months 14 days	6 months 10 days	3 years
Weighted Average discount rate	5.00%	5.00%	5.00%